Derivatives and Hedging Activities - Effect of Fair Value and Cash Flow Hedges on Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Interest expense — Long-term debt	$ (734)	$ (1,187)	$ (1,305)
Interest income — Loans	5,749	6,026	6,219
Interest Income - securities	1,599	1,142	793
Investment banking and debt placement fees	780	688	542
Investment banking and debt placement fees | Fair Value Hedging
Net gains (losses) on fair value hedging relationships
Net income (expense) recognized on fair value hedges		0
Investment banking and debt placement fees | Cash Flow Hedging
Net gain (loss) on cash flow hedging relationships
Net income (expense) recognized on cash flow hedges	0
Interest rate | Interest expense – long-term debt | Fair Value Hedging
Net gains (losses) on fair value hedging relationships
Recognized on hedged items	(296)	56	(119)
Recognized on derivatives designated as hedging instruments	126	(332)	(135)
Net income (expense) recognized on fair value hedges	(170)	(276)	(254)
Interest rate | Interest expense – long-term debt | Cash Flow Hedging
Net gain (loss) on cash flow hedging relationships
Realized gains (losses) (pre-tax) reclassified from AOCI into net income	(2)	(2)	(2)
Net income (expense) recognized on cash flow hedges	(2)	(2)	(2)
Interest rate | Interest income – loans | Fair Value Hedging
Net gains (losses) on fair value hedging relationships
Recognized on hedged items	0	0	0
Recognized on derivatives designated as hedging instruments	0	0	0
Net income (expense) recognized on fair value hedges	0	0	0
Interest rate | Interest income – loans | Cash Flow Hedging
Net gain (loss) on cash flow hedging relationships
Realized gains (losses) (pre-tax) reclassified from AOCI into net income	(358)	(733)	(956)
Net income (expense) recognized on cash flow hedges	(358)	(733)	(956)
Interest rate | Interest Income - securities | Fair Value Hedging
Net gains (losses) on fair value hedging relationships
Recognized on hedged items	105	(111)	181
Recognized on derivatives designated as hedging instruments	(86)	239	(132)
Net income (expense) recognized on fair value hedges	19	128	49
Interest rate | Interest Income - securities | Cash Flow Hedging
Net gain (loss) on cash flow hedging relationships
Realized gains (losses) (pre-tax) reclassified from AOCI into net income	0	0	0
Net income (expense) recognized on cash flow hedges	0	0	0
Interest rate | Investment banking and debt placement fees | Fair Value Hedging
Net gains (losses) on fair value hedging relationships
Recognized on hedged items	0	0	0
Recognized on derivatives designated as hedging instruments	0	0	0
Net income (expense) recognized on fair value hedges	0		0
Interest rate | Investment banking and debt placement fees | Cash Flow Hedging
Net gain (loss) on cash flow hedging relationships
Realized gains (losses) (pre-tax) reclassified from AOCI into net income	$ 0	0	5
Net income (expense) recognized on cash flow hedges		$ 0	$ 5